Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	72.00%
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	122,943
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	28.00%
Debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,771
Other
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	0.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	570